Trade receivables - Schedule of Non-Interest Bearing Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 20,537	$ 11,957	$ 16,758
Contract assets	371	1,587	2,707	[1]
Unbilled revenue	0	0	105
Provision for credit notes to be issued	(536)	(848)	(1,094)
Provisions on trade receivables	(2,724)	(2,719)	(2,592)
Net trade receivables	$ 17,648	$ 9,977	$ 15,884

[1]	(1) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.